Note 5 - Allowance for Loan Losses and Credit Quality Disclosure (Details) - Allowance for Credit Losses on Financing Receivables Summary (USD $)	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for credit losses:
Allowance for creidt losses, balance	$ 6,820,180	$ 6,268,940	$ 6,023,282	$ 7,151,212	$ 6,693,043	$ 6,257,420	$ 5,881,942	$ 5,534,450	$ 5,762,712
Allowance for creidt losses, individually evaluated for impairment	1,711,659			1,292,063				558,956
Allowance for creidt losses, collectively evaluated for impairment	5,108,521			5,859,149				4,975,494
Loans receivables:
Loans receivables, balance	362,549,473			521,814,110				475,431,771
Loans receivables, individually evaluated for impairment	11,527,510			7,890,200				3,765,360
Loans receivables, collectively evaluated for impairment	351,021,963			513,923,910				471,666,411
Construction [Member]
Allowance for credit losses:
Allowance for creidt losses, balance	1,208,023	1,212,578	1,210,289	1,990,292	1,856,045	1,647,605	1,242,949	1,054,695	1,744,068
Allowance for creidt losses, individually evaluated for impairment	0			569,579				0
Allowance for creidt losses, collectively evaluated for impairment	1,208,023			1,420,713				1,054,695
Loans receivables:
Loans receivables, balance	43,233,736			55,691,393				49,285,783
Loans receivables, individually evaluated for impairment	1,015,112			2,842,031				140,055
Loans receivables, collectively evaluated for impairment	42,218,624			52,849,362				49,145,728
Commercial [Member]
Allowance for credit losses:
Allowance for creidt losses, balance	1,031,607			972,789				934,642	971,994
Allowance for creidt losses, individually evaluated for impairment	235,027			253,598				283,424
Allowance for creidt losses, collectively evaluated for impairment	796,580			719,191				651,218
Loans receivables:
Loans receivables, balance	65,724,407			57,865,436				50,784,674
Loans receivables, individually evaluated for impairment	701,035			906,526				952,156
Loans receivables, collectively evaluated for impairment	65,023,372			56,958,910				49,832,518
Commercial Real Estate Other Receivable [Member]
Allowance for credit losses:
Allowance for creidt losses, balance	3,064,248	2,451,856	2,130,197	2,262,221	2,325,913	2,304,010	1,838,882	1,597,702	1,723,865
Allowance for creidt losses, individually evaluated for impairment	1,476,632			447,193				186,055
Allowance for creidt losses, collectively evaluated for impairment	1,587,616			1,815,028				1,411,647
Loans receivables:
Loans receivables, balance	96,476,718			102,412,694				99,636,976
Loans receivables, individually evaluated for impairment	9,646,821			3,952,546				1,934,120
Loans receivables, collectively evaluated for impairment	86,829,897			98,460,148				97,702,856
Mortgage Warehouse Lines [Member]
Allowance for credit losses:
Allowance for creidt losses, balance	672,671	928,699	990,738	1,420,638	1,256,654	1,153,883	1,006,605	1,122,056	763,092
Allowance for creidt losses, individually evaluated for impairment	0			0				0
Allowance for creidt losses, collectively evaluated for impairment	672,671			1,420,638				1,122,056
Loans receivables:
Loans receivables, balance	134,534,202			284,127,530				249,345,831
Loans receivables, individually evaluated for impairment	0			0				0
Loans receivables, collectively evaluated for impairment	134,534,202			284,127,530				249,345,831
Residential Real Estate [Member]
Allowance for credit losses:
Allowance for creidt losses, balance	141,826	92,733	112,365	112,103	119,698	122,510	239,573	91,076	67,828
Allowance for creidt losses, individually evaluated for impairment	0			21,693				11,619
Allowance for creidt losses, collectively evaluated for impairment	141,826			90,410				79,457
Loans receivables:
Loans receivables, balance	11,656,190			10,897,307				12,885,352
Loans receivables, individually evaluated for impairment	164,542			134,193				661,171
Loans receivables, collectively evaluated for impairment	11,491,648			10,763,114				12,224,181
Consumer [Member]
Allowance for credit losses:
Allowance for creidt losses, balance	110,068	99,890	102,334	102,583	113,271	123,213	131,570	187,352	192,457
Allowance for creidt losses, individually evaluated for impairment	0			0				77,858
Allowance for creidt losses, collectively evaluated for impairment	110,068			102,583				109,494
Loans receivables:
Loans receivables, balance	9,847,383			9,643,385				12,219,640
Loans receivables, individually evaluated for impairment	0			54,904				77,858
Loans receivables, collectively evaluated for impairment	9,847,383			9,588,481				12,141,782
Other [Member]
Allowance for credit losses:
Allowance for creidt losses, balance	2,051	2,104	2,059	2,271	2,771	2,798	3,179	2,377	1,910
Allowance for creidt losses, individually evaluated for impairment	0			0				0
Allowance for creidt losses, collectively evaluated for impairment	2,051			2,271				2,377
Loans receivables:
Loans receivables, balance	170,940			189,279				255,556
Loans receivables, individually evaluated for impairment	0			0				0
Loans receivables, collectively evaluated for impairment	170,940			189,279				255,556
Unallocated Financing Receivables [Member]
Allowance for credit losses:
Allowance for creidt losses, balance	589,686	495,161	658,119	288,315	82,161	0	608,185	544,550	297,498
Allowance for creidt losses, individually evaluated for impairment	0			0				0
Allowance for creidt losses, collectively evaluated for impairment	589,686			288,315				544,550
Loans receivables:
Loans receivables, balance	0			0				0
Loans receivables, individually evaluated for impairment	0			0				0
Loans receivables, collectively evaluated for impairment	0			0				0
Loan Cost [Member]
Allowance for credit losses:
Allowance for creidt losses, balance	0			0				0	0
Allowance for creidt losses, individually evaluated for impairment	0			0				0
Allowance for creidt losses, collectively evaluated for impairment	0			0				0
Loans receivables:
Loans receivables, balance	905,897			987,086				1,017,959
Loans receivables, individually evaluated for impairment	0			0				0
Loans receivables, collectively evaluated for impairment	$ 905,897			$ 987,086				$ 1,017,959